Short-term debt (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Short-term debt.
Short-term debt	R 666	R 566
Short-term portion of long-term debt	14,091	13,160
Short-term portion of lease liabilities	2,183	2,264
Total short-term debt	R 16,940	R 15,990	[1]

[1]	Prior year numbers have been reclassified on adoption of the amendments to IAS 1, refer note 1.